Performance Management - Grayscale Bitcoin Covered Call ETF	Mar. 28, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

As of the date of this Prospectus, the Fund has not commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.grayscale.com/btcc and will provide some indication of the risks of investing in the Fund.

Performance One Year or Less [Text]	As of the date of this Prospectus, the Fund has not commenced operations and therefore does not have a performance history. Once available,
Performance Availability Website Address [Text]	www.grayscale.com/btcc